Earnings Per Share - Schedule of Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Basic and diluted loss from continuing operations:
Net loss attributable to Venator Materials PLC ordinary shareholders, Basic	$ 93	$ (23)	$ 90	$ (44)
Net loss attributable to Venator Materials PLC ordinary shareholders, Diluted	$ 93	$ (23)	$ 90	$ (44)
Denominator:
Weighted average shares outstanding, basic (in shares)	107.9	107.3	107.8	107.2
Weighted average shares outstanding, diluted (in shares)	107.9	107.3	107.8	107.2
Potential dilutive impact of share-based awards (in shares)	0.0	0.8	0.0	0.5